Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified						3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Feb. 06, 2013 Site	Jun. 30, 2013 Income Taxes Payable	Feb. 06, 2013 Anchor Manufacturing Sites Site	Feb. 06, 2013 Satellite Manufacturing Sites Site	Jul. 01, 2012 Pfizer	Jul. 01, 2012 Pfizer	Dec. 31, 2012 Pfizer	Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer	Feb. 06, 2013 Pfizer Site
Related Party Transaction [Line Items]
Costs of goods manufactured						$ 105	$ 215	$ 420	$ 340	$ 350
Number of manufacturing facilities		29		13	16
Number of manufacturing facilities retained by Pfizer											14
Accounts receivable, related parties, current	212
Accounts payable, related parties, current	297
Due to related parties			$ 31